Interests In Other Entities - Additional Information (Detail) - GBP (£) £ in Millions		12 Months Ended
	Jan. 01, 2018	Jan. 31, 2017	Jan. 31, 2016
Santander UK Operations Ltd [member] | Events After Reporting Period [member]
Disclosure of information about unconsolidated subsidiaries [line items]
Percentage of ownership in subsidiaries	100.00%
Santander UK Technology Ltd [member] | Events After Reporting Period [member]
Disclosure of information about unconsolidated subsidiaries [line items]
Cash consideration	£ 55
Produban servicios informaticos generales SI [member] | Events After Reporting Period [member]
Disclosure of information about unconsolidated subsidiaries [line items]
Cash consideration	£ 17
Subsidiaries with material non-controlling interests [member]
Disclosure of information about unconsolidated subsidiaries [line items]
Percentage of ownership in subsidiaries		50.00%	50.00%